Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS - 87.5%(a)
	Airlines - 4.6%
244,719	Southwest Airlines Co.	$8,861,275
	Computer Services - 10.1%
62,760	Accenture PLC, Cl A	19,366,481
	Data Processing/Management - 1.3%
20,360	Fiserv, Inc. *	2,568,414
	Distribution/Wholesale - 5.7%
184,400	Fastenal Co.	10,877,756
	Finance, Credit Card - 6.3%
50,891	Visa Inc., Cl A	12,085,595
	Finance, Investment Banker/Broker - 6.5%
219,430	The Charles Schwab Corp.	12,437,292
	Investment Management/Advisory Services - 5.3%
91,560	T. Rowe Price Group Inc.	10,256,551
	Medical, Drugs - 1.3%
69,455	GSK PLC ADR	2,475,376
	Medical, Health Maintenance Organization - 5.7%
22,905	UnitedHealth Group Inc.	11,009,059
	Retail, Building Products - 3.4%
21,285	The Home Depot, Inc.	6,611,973
	Retail, Discount - 9.3%
33,110	Costco Wholesale Corp.	17,825,762
	Retail, Gardening Products - 1.4%
12,350	Tractor Supply Co.	2,730,585
	Retail, Major Department Stores - 1.9%
41,970	The TJX Companies, Inc.	3,558,636
	Super-Regional Banks - United States - 6.0%
91,220	PNC Financial Services Group, Inc.	11,489,159
	Web Portals/Internet Service Providers - 18.7%
150,000	Alphabet, Inc., Cl A *	17,955,000
150,000	Alphabet, Inc., Cl C *	18,145,500
		36,100,500
	Total common stocks (cost $60,626,972)	168,254,414

SHORT-TERM INVESTMENT - 13.4%(a)
	Money Market Fund - 13.4%
25,740,489	First American Treasury Obligations Fund, CL X, 5.035%^	25,740,489
	Total money market fund (cost $25,740,489)	25,740,489
	Total investments - 100.9% (cost $86,367,460)	193,994,903
	Other liabilities, less assets - (0.9%) (a)	(1,783,919)
	TOTAL NET ASSETS - 100.0%	$192,210,984

(a)	Percentages for the various classifications relate to total net assets.
*	Non-income producing security.
^	The rate quoted is the annualized 7-day yield as of June 30, 2023.
ADR	American Depository Receipt
PLC	Public Limited Company

Provident Trust Strategy Fund

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  The  fair value hierarchy is categorized into three  levels based on the inputs below:

Level 1 ― Valuations based on anadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.
Level 2 ― Valuations based on quoted prices for similar assets or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 ― Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2023, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Assets:
Level 1 ― Common Stocks*	$168,254,414
Money Market Fund	25,740,489
Total Level 1	193,994,903
Level 2 ― U.S. Treasury Securities	—
Level 3 ― None	—
Total	$193,994,903

* See the Schedule of Investments for investments detailed by industry classifications.